Schedule of Income Taxes Paid (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
IncomeTaxesPaidNetLineItems [Line Items]
Total
China [Member]
IncomeTaxesPaidNetLineItems [Line Items]
Total
Hong Kong [Member]
IncomeTaxesPaidNetLineItems [Line Items]
Total